FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

20.FAIR VALUE MEASUREMENT

a.Assets and liabilities measured at fair value on a recurring basis

The following table summarizes the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of December 31,
	2024		2025
	Level 2	Total	Level 2	Total
	RMB	RMB	RMB	RMB
Short-term investments	—	—	100,093	100,093
	—	—	100,093	100,093

Short-term investments

The short-term investments are comprised of investments in wealth management products issued by financial institutions. The Group estimates the fair value of investments in short-term investments using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. The carrying amount of short-term investments approximates to its fair value because of its short maturities.

Other financial instruments

Other financial assets and liabilities of the Group primarily consist of cash and cash equivalents, restricted cash, time deposits, accounts receivable, other receivables, amounts due from related parties, certain other current assets and certain accruals and other liabilities. As of December 31, 2024 and 2025, the carrying values of these financial assets are approximated to the fair values due to their short-term maturity. They are not measured at fair value in the consolidated balance sheets, but the fair value is estimated for disclosure purposes.

b.Assets and liabilities measured at fair value on a non-recurring basis

The Group’s long-term equity investments are measured at fair value on a non-recurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement. Please refer to Note 2(g) for more details of valuation techniques.

The Group’s non-financial assets, such as property and equipment and right-of-use assets, would be measured at fair value on a non-recurring basis only if they were determined to be impaired.